Fair Value Measurements (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Effect on Other Comprehensive Income (Loss)
Amount of Gain Recognized in OCI on Derivative (Effective Portion)	$ (326)	$ (1,960)	$ 19
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	781	42
Interest rate contracts [Member]
Derivative Instruments, Effect on Other Comprehensive Income (Loss)
Amount of Gain Recognized in OCI on Derivative (Effective Portion)	(326)	(1,960)	19
Interest expense, net [Member]
Derivative Instruments, Effect on Other Comprehensive Income (Loss)
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion)	$ 781	$ 42